Condensed Consolidated Statements of Changes in Redeemable Convertible Preferred Stock and Stockholders' Equity (Deficit) (Parenthetical) $ in Thousands	12 Months Ended
Dec. 31, 2014 USD ($)
Statement of Stockholders' Equity [Abstract]
For cash, issuance costs	$ 169
Warrant exchange, issuance costs	$ 49